Stockholders' Deficit (Details) - USD ($)								1 Months Ended				3 Months Ended		12 Months Ended
		Dec. 18, 2024	Dec. 16, 2024	Nov. 08, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 26, 2020	Dec. 31, 2024		Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2024		Sep. 30, 2024		Sep. 30, 2023	Dec. 19, 2024	Oct. 24, 2024	Dec. 22, 2023	Jun. 30, 2020
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)	[1]					$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock shares authorized	[1]					15,000,000		15,000,000				15,000,000		15,000,000		15,000,000
Preferred stock par value (in Dollars per share)	[1]					$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock shares issued	[1]					0		0				0		0		0
Preferred stock shares outstanding	[1]					0		0				0		0		0
Common stock shares authorized						40,000,000		150,000,000	[1]			150,000,000	[1]	150,000,000	[1]	40,000,000
Common stock shares outstanding	[1]					1,259,333		4,930,531				4,930,531		2,098,999		1,259,333
Common stock shares issued	[1]					1,259,333		4,930,531				4,930,531		2,098,999		1,259,333
Common stock voting rights												one
Issuance of common stock shares					47,533
Issuance of common stock in exchange for a receivable from brilliant (in Dollars)					$ 1,802,215			$ 959,100				$ 1,364,025	[2]
Fair value of issuance date (in Dollars)					213,386									$ 213,386
Shares of common stock		1,666,666				8,767
Settlement of loans payable (in Dollars)														1,353,639
Debt carrying value (in Dollars)										$ 771,085
Fair value of common stock (in Dollars)		$ 9,999,996						$ 464,000				325,032	[2]
Sold shares			1,337,500					690,000		138,556
Common stock purchase price per share (in Dollars per share)										$ 1.7765
Aggregate gross proceeds (in Dollars)										$ 246,030
Percentage of purchase price per share										5.00%
Total issuance costs (in Dollars)										$ 36,281
Vested shares				46,700
Common stock fair value (in Dollars)				$ 108,344
Share based compensation expense (in Dollars)			$ 959,100									325,032
Aggregate stock granted			1,337,500
Price per unit (in Dollars per share)		$ 6
Common stock share right to purchase		1
Issuance costs (in Dollars)		$ 865,143
Liquidated damages cash payment (in Dollars)												500,000
Accrued potential liquidated damages. (in Dollars)												500,000
Loss on extinguishment of vendor obligations (in Dollars)												277,993		288,835
Gain on extinguishment of vendor obligations (in Dollars)														211,200
Private Placement Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock shares issued																	230,000
Price per warrants (in Dollars per share)								$ 6				$ 6
Pre-Funded Warrant [Member]
Stockholders’ Deficit [Line Items]
Price per warrants (in Dollars per share)								$ 0.0001				$ 0.0001
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Common stock share right to purchase							1
Price per warrants (in Dollars per share)							$ 0.01
Public warrant prior written notice of redemption days							30 days
Sale price (in Dollars per share)							$ 16.5
Number of issuance of a redemption notice the warrant holders period days							30 days
Warrants outstanding shares								805,000				805,000							837,625
Private Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding shares																			837,625	32,625
Minimum [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized																		40,000,000
Minimum [Member] | Stock Purchase Warrants [Member]
Stockholders’ Deficit [Line Items]
Price per warrants (in Dollars per share)								$ 0.0001				$ 0.0001
Maximum [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized																		150,000,000
Maximum [Member] | Stock Purchase Warrants [Member]
Stockholders’ Deficit [Line Items]
Price per warrants (in Dollars per share)								6.88				$ 6.88
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Issuance of common stock shares	[2]											847,500
Issuance of common stock in exchange for a receivable from brilliant (in Dollars)	[2]											$ 85
Shares of common stock										319,952	94,710
Debt carrying value (in Dollars)											$ 2,727,061
Fair value of common stock (in Dollars)			$ 1,859,125							$ 771,085		$ 14	[2]
Capital reduction debt (in Dollars)					3,900,254						3,900,254
Sold shares										110,707		340,100
Common stock purchase price per share (in Dollars per share)										$ 2.09456
Aggregate gross proceeds (in Dollars)										$ 231,765
Common Stock [Member] | Private Placement Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)								6				$ 6
Common Stock [Member] | Pre-Funded Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)								$ 0.0001				$ 0.0001
Common Stock [Member] | Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Price per warrants (in Dollars per share)							$ 11.5
Related Party [Member]
Stockholders’ Deficit [Line Items]
Settlement of loans payable (in Dollars)					342,847	$ 270,000		$ 1,566,988			$ 342,847	$ 1,566,988		2,566,988		$ 270,000
Related Party [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock											8,767
Settlement of loans payable (in Dollars)					$ 613,410						$ 613,410
Debt carrying value (in Dollars)											270,563
Fair value of common stock (in Dollars)											$ 6,627,315
Vendor [Member]
Stockholders’ Deficit [Line Items]
Loss on extinguishment of vendor obligations (in Dollars)												$ 227,993
Gain on extinguishment of vendor obligations (in Dollars)														$ 211,200
Consultants [Member]
Stockholders’ Deficit [Line Items]
Fair value of common stock (in Dollars)			647,500
Director [Member]
Stockholders’ Deficit [Line Items]
Fair value of common stock (in Dollars)			690,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock shares issued								1,312,494				1,312,494
Issuance of common stock shares					5,629
Shares of common stock								200,000
Share based compensation expense (in Dollars)			$ 900,025

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.